INCOME TAXES - Reconciliation of US Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of U.S. federal tax benefit	2.50%	2.47%	2.64%
Permanent differences	(0.58%)	1.16%	1.61%
Impact related to the Tax Cuts and Jobs Act	(27.12%)	0.00%	0.00%
Excess tax benefits related to share-based compensation	(2.54%)	0.00%	0.00%
Foreign tax rate changes	(2.01%)	0.05%	0.01%
Non-U.S. (loss) income	(2.61%)	0.08%	(0.57%)
Other items	(0.79%)	(1.06%)	1.14%
Change in valuation allowance	0.03%	0.78%	0.72%
Effective rate	1.88%	38.48%	40.55%